                                                       Registration No. 33-88316
 ______________________________________________________________________________
                       SECURITIES AND EXCHANGE COMMISSION

                             450 Fifth Street, N.W.

                             Washington, D.C. 20549

                               RULE 24f-2 NOTICE

                    For the Fiscal Year Ended June 30, 1995

                              ARTISAN FUNDS, INC.
              1000 North Water Street, Milwaukee, Wisconsin 53202
 ______________________________________________________________________________

                                                        Shares Sold
                                                   During Period Pursuant
    Series of the Registrant                           to Rule 24f-2
    ------------------------                       ----------------------
     Artisan Small Cap Fund                               8,717,000

All shares were sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940. No shares of common stock of the Registrant registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the fiscal year or were registered during the fiscal year pursuant to Rule 24e-2.

  An opinion of Bell, Boyd & Lloyd is being filed with this Rule 24f-2 Notice.
Calculation of fee:
                                                                      Less
                                                Aggregate           Aggregate
Series                                            Sales            Redemptions          Net Sales
------                                          ---------          -----------          ---------
Artisan Small Cap Fund                         $94,523,183             n/a             $94,523,183

Registrant's total net sales price
 for computing fee                                                                     $94,523,183

Filing fee (1/50th of 1%)                                                              $ 18,904.64
                                                                                       ===========

                                   SIGNATURE
                                   ---------

Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this report to be signed on its behalf in the City of Milwaukee and State of Wisconsin on the 14th day of November, 1995

                                          ARTISAN FUNDS, INC.

                                         By /s/ John M. Blaser
                                                John M. Blaser
                                                Chief Financial Officer,
                                                Treasurer and Secretary

                      [LETTERHEAD OF BELL, BOYD & LLOYD]


                               November 14, 1995

Artisan Funds, Inc.
1000 North Water Street
Milwaukee, Wisconsin  53202

Ladies and Gentlemen:

                               Rule 24f-2 Notice

          We have represented Artisan Funds, Inc., a Wisconsin corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Rule 24f-2 Notice for the fiscal year ended June 30, 1995 pursuant to rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the articles of incorporation and bylaws of the Fund and resolutions of its board of directors authorizing the issuance of shares.

          Based upon the foregoing examination, we are of the opinion that the 8,717,000 shares of common stock, $.01 par value, of the series of the Fund designated Artisan Small Cap Fund sold during the 1995 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, or any successor provision, which provides that shareholders of a corporation organized under Chapter 180 of the Wisconsin Statutes may be assessed up to the par value of their shares to satisfy the obligations of such corporation to its employees for services rendered, but not exceeding six months service in the case of any individual employee; certain Wisconsin courts have interpreted "par value" to mean the full amount paid by the purchaser of shares upon issuance thereof.

          We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                               Very truly yours,